Other Liabilities (Details Textual)	Aug. 25, 2017 USD ($)	Nov. 16, 2016 USD ($)	Nov. 16, 2016 CNY (¥)
Other Liabilities (Textual)
Feng Hui received loan | $	$ 1,229,372	$ 2,879,865
Interest rate of loan	1.00%	1.00%	1.00%
Maturity date of loan	Aug. 24, 2022	Nov. 15, 2021
RMB [Member]
Other Liabilities (Textual)
Feng Hui received loan | ¥			¥ 20,000,000